Related Party Transactions - Summary of Related Party Balances Existed with Associate or Joint Venture Businesses (Detail) - EUR (€) € in Millions	Dec. 31, 2018	Dec. 31, 2017
Joint Ventures Where Entity is Venturer [Member]
Disclosure of Transactions between Related Parties [Line Items]
Trading and other balances due from joint ventures	€ 121	€ 124
Associates [member]
Disclosure of Transactions between Related Parties [Line Items]
Trading and other balances due from/(to) associates	€ 0	€ 0